T. ROWE PRICE Retirement 2050 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 4 .2%
T. Rowe Price Funds:
New Income Fund  186,850 14,762 43,009 16,283,715 158,603
U.S. Treasury Long-Term Index
Fund  60,963 33,303 9,641 5,609,159 63,832
International Bond Fund (USD
Hedged)  66,166 1,600 12,291 5,542,293 56,421
Dynamic Global Bond Fund  50,328 1,144 13,527 3,908,906 39,246
Emerging Markets Bond Fund  22,695 805 16,075 880,293 9,815
High Yield Fund  28,239 1,095 23,449 1,118,497 7,416
Floating Rate Fund  11,834 387 11,063 200,086 1,913
Total Bond Mutual Funds (Cost $ 336,295 ) 337,246
EQUITY MUTUAL FUNDS 95 .1%
T. Rowe Price Funds:
Value Fund  1,266,092 168,767 175,443 38,493,639 1,681,402
Growth Stock Fund (2) 1,509,555 79,700 331,471 15,150,017 1,506,366
Equity Index 500 Fund  558,835 251,058 216,846 7,060,434 711,904
International Value Equity Fund  503,499 61,323 85,231 42,360,703 626,091
Overseas Stock Fund  523,890 39,992 97,764 48,665,507 604,912
International Stock Fund  494,603 42,875 72,465 27,752,720 599,181
Emerging Markets Stock Fund  323,393 5,081 84,846 6,215,164 351,965
Mid-Cap Growth Fund  289,054 23,604 38,815 2,923,905 337,653
Mid-Cap Value Fund  246,129 36,158 40,793 10,057,693 322,953
Small-Cap Stock Fund  170,501 28,268 39,474 3,334,597 226,919
New Horizons Fund (2) 221,040 28,546 53,478 2,620,744 217,417
Small-Cap Value Fund  146,782 16,135 25,260 3,559,579 206,206
Real Assets Fund  135,985 41,125 23,321 14,573,222 188,869
U.S. Large-Cap Core Fund  33,230 56,122 6,500 3,160,851 97,765
Emerging Markets Discovery
Stock Fund  2,795 70,945 3,128 5,389,809 84,027
Total Equity Mutual Funds (Cost $ 5,361,496 ) 7,763,630

T. ROWE PRICE Retirement 2050 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0 .7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 121,934 441,095 502,084 60,945,031 60,945
Total Short-Term Investments (Cost $ 60,945 ) 60,945
Total Investments in Securities 100.0%
(Cost $5,758,736) $ 8,161,821
Other Assets Less Liabilities 0.0% 870
Net Assets 100.0% $ 8,162,691
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2050 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 245 MSCI EAFE Index contracts 3/21 (26,509) $ (807)
Short, 250 Russell 2000 E-Mini Index contracts 3/21 (27,490) (3,573)
Short, 199 S&P 500 E-Mini Index contracts 3/21 (37,902) (1,578)
Net payments (receipts) of variation margin to date 6,521
Variation margin receivable (payable) on open futures contracts $ 563

T. ROWE PRICE Retirement 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended
February 28, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/
loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 328 $ 1,301 $ 859
Emerging Markets Bond Fund (578) 2,390 667
Emerging Markets Discovery Stock Fund 1,286 13,415 525
Emerging Markets Stock Fund 20,504 108,337 4,105
Equity Index 500 Fund 39,182 118,857 10,744
Floating Rate Fund (301) 755 311
Growth Stock Fund 206,753 248,582 —
High Yield Fund 218 1,531 935
International Bond Fund (USD Hedged) 614 946 912
International Stock Fund 18,443 134,168 6,389
International Value Equity Fund 2,214 146,500 15,031
Mid-Cap Growth Fund 24,380 63,810 594
Mid-Cap Value Fund 10,062 81,459 4,974
New Horizons Fund 50,896 21,309 —
New Income Fund 3,108 — 3,639
Overseas Stock Fund 8,190 138,794 12,171
Real Assets Fund 1,932 35,080 3,649
Small-Cap Stock Fund 12,671 67,624 1,245
Small-Cap Value Fund 6,023 68,549 1,705
U.S. Large-Cap Core Fund 1,917 14,913 941
U.S. Treasury Long-Term Index Fund 11,733 (20,793) 881
Value Fund 56,502 421,986 23,907
U.S. Treasury Money Fund, 0.09% — — 73
Totals $ 476,077 # $ 1,669,513 $ 94,257 +
 0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $173,306 of the net realized gain
(loss).
+ Investment income comprised $94,257 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2050 Fund  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2050 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F166-054Q3 02/21